Impairment Charges and Reversals - Forward Price Assumptions (Details)	Dec. 31, 2025 $ / Mcf $ / bbl $ / bbl	Dec. 31, 2024 $ / bbl $ / bbl $ / Mcf
WTI | 1 Year
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal	59.92	71.58
WTI | 2 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal	65.10	74.48
WTI | 3 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal	70.28	75.81
WTI | 4 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal	71.93	77.66
WTI | 5 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal	73.37	79.22
WTI | Thereafter
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Forward price, average annual increase	2.00%	2.00%
Western Canada Select | 1 Year
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal	65.13	82.69
Western Canada Select | 2 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal	70.43	84.27
Western Canada Select | 3 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal	76.90	83.81
Western Canada Select | 4 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal	78.71	85.70
Western Canada Select | 5 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal	80.29	87.45
Western Canada Select | Thereafter
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Forward price, average annual increase	2.00%	2.00%
Edmonton C5+ | 1 Year
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal	80.01	100.14
Edmonton C5+ | 2 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal	86.19	100.72
Edmonton C5+ | 3 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal	92.83	100.24
Edmonton C5+ | 4 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal	95.04	102.73
Edmonton C5+ | 5 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal	96.94	104.79
Edmonton C5+ | Thereafter
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Forward price, average annual increase	2.00%	2.00%
Alberta Energy Company Natural Gas | 1 Year
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal | $ / Mcf	3.00	2.36
Alberta Energy Company Natural Gas | 2 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal | $ / Mcf	3.30	3.33
Alberta Energy Company Natural Gas | 3 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal | $ / Mcf	3.49	3.48
Alberta Energy Company Natural Gas | 4 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal | $ / Mcf	3.58	3.69
Alberta Energy Company Natural Gas | 5 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term price assumptions used in current measurement of fair value less costs of disposal | $ / Mcf	3.65	3.76
Alberta Energy Company Natural Gas | Thereafter
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Forward price, average annual increase	2.00%	2.00%